Prospectus supplement dated December 16, 2019
to the following prospectus(es):
BOA IV , Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Freedom+ Variable Annuity, BOA CVUL Future, Next Generation Corporate Variable Universal Life, Future Executive VUL, Nationwide Innovator VUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York , Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL , Nationwide YourLife Survivorship VUL, Nationwide Destination B , Nationwide Destination L , Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), BOA America's VISION Annuity , BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M& T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, America's marketFLEX Advisor Annuity , BOA The Next Generation II FPVUL, BOA All American Annuity, M&T All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, NEA Valuebuilder , BOA FPVUL, BOA TNG, BOA ChoiceLife FPVUL, NLIC Options Plus , and NLIC Options Premier dated May 1, 2019
BAE Future Corporate FPVUL dated May 1, 2019, as amended September 17, 2019
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Venue Annuity II , Nationwide Income Architect Annuity , Nationwide Destination EV , Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Annuity, Key Choice, and Paine Webber Choice Annuity dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life, and Marathon VUL dated May 1, 2009
NLIC Survivor Options Premier , NLIC Survivor Options Elite, NLAIC Survivor Options Premier , NLAIC Options Premier, Nationwide Enterprise The Best of America Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, BOA CVUL Future, BOA CVUL, and Nationwide Options Select - NLAIC dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
NLAIC Options VL , BOA InvestCare , BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL dated May 1, 2002
PROS-2019-297

NLIC Survivor Options Plus, NLIC Special Product and NLAIC Survivor Options VL dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 4, 2019 (the "Meeting"), the Board approved the following actions:
1.	The Board approved the termination of Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Massachusetts Financial Services Company d/b/a MFS Investment Management ("MFS") and Smith Asset Group ("Smith Group"), as the subadvisers to the NVIT Multi-Manager Large Cap Growth Fund and the appointment of Jacobs Levy Equity Management, Inc. ("Jacobs Levy") as the new subadviser to the NVIT Multi Manager Large Cap Growth Fund. All references to, and information regarding Loomis Sayles, MFS and Smith Group are deleted in their entirety and the fund is renamed the "NVIT Jacobs Levy Large Cap Growth Fund." All references to the fund’s former name are replaced accordingly.
2.	The Board approved the termination of Neuberger Berman Investment Advisers LLC ("Neuberger Berman") as the subadviser to the NVIT Multi-Manager Mid Cap Growth Fund. Wells Capital Management, Inc. will continue to subadvise the fund. All references to, and information regarding Neuberger Berman are deleted in their entirety and the fund is renamed the "NVIT Wells Fargo Discovery Fund." All references to the fund’s former name are replaced accordingly.
The changes are anticipated to take effect on or about January 20, 2020.
PROS-2019-297
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